DEPOSITS	12 Months Ended
Dec. 31, 2025
Old Glory Holding Co [Member]
DEPOSITS

(9)	DEPOSITS

The major classifications of deposits as of December 31 are as follows:

	2025	2024

Non Interest bearing transaction	$92,241	$60,392
Interest bearing transaction	48,141	27,285
Savings	97,168	81,592
Certificates of deposit	9,148	3,740

	$246,698	$173,009

The Company did not have any brokered deposits as of December 31, 2025 and 2024.

Certificates of deposit that meet or exceed the FDIC Insurance limit of $250,000 totaled $1.6 million as of December 31, 2025. All outstanding certificates of deposit were scheduled to mature in less than 1 year.